Compensation Receivable for Consumption Tax, Net (Details) $ in Millions, ¥ in Billions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)
Compensation Receivable For Consumption Tax, Net [Line Items]
Due from third parties	$ 23.2	¥ 3.1
Compensation receivable for consumption tax			$ 13.6	¥ 1.6
Third Parties [Member]
Compensation Receivable For Consumption Tax, Net [Line Items]
Due from third parties	23.1
Compensation receivable for consumption tax			$ 9.9	¥ 1.5
Related Party [Member]
Compensation Receivable For Consumption Tax, Net [Line Items]
Due from third parties	$ 0.1